Loans commitments and financial guarantees contracts	12 Months Ended
Dec. 31, 2017
Disclosure of loans commitments and financial guarantees contracts [Abstract]
Disclosure of loans commitments and financial guarantees contracts [Text Block]
6.	Loans commitments and financial guarantees contracts

In the normal course of business, to meet the financing needs of its customers, the Bank is party to loans commitments and financial guarantees contracts. These instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated statement of financial position. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding loans commitments and financial guarantees contracts are as follows:

	December 31, 2017	December 31, 2016
Confirmed letters of credit	273,449	216,608
Stand-by letters of credit and guaranteed – Commercial risk	168,976	176,177
Credit commitments	45,578	10,250
Total	488,003	403,035

The remaining maturity profile of the Bank’s outstanding loans commitments and financial guarantees contracts is as follows:

Maturities	December 31, 2017	December 31, 2016
Up to 1 year	457,168	399,257
From 1 to 2 years	257	-
From 2 to 5 years	30,000	3,200
More than 5 years	578	578
	488,003	403,035

Loans commitments and financial guarantees contracts classified by issuer’s credit quality indicators are as follows:

Rating(1)	December 31, 2017	December 31, 2016
1-4	151,934	145,255
5-6	336,069	193,368
7	-	64,412
8	-	-
9	-	-
10	-	-
Total	488,003	403,035

(1)   Current ratings as of December 31, 2017 and 2016, respectively.

The breakdown of the Bank’s loans commitments and financial guarantees contracts exposure by country risk is as follows:

	December 31, 2017	December 31, 2016
Country:
Argentina	7,546	-
Bolivia	200	190
Brazil	-	-
Canada	425	160
Chile	15,000	-
Colombia	91,020	78,815
Costa Rica	19,848	2,250
Dominican Republic	-	26,787
Ecuador	252,800	172,522
El Salvador	767	1,305
Guatemala	11,788	7,000
Honduras	890	1,170
Mexico	35,643	11,118
Panama	31,260	39,756
Paraguay	22	-
Peru	17,618	42,764
Switzerland	-	1,000
United Kingdom	-	70
Uruguay	3,176	18,128
Total	488,003	403,035

Letters of credit and guarantees

The Bank, on behalf of its client’s base, advises and confirms letters of credit to facilitate foreign trade transactions. When confirming letters of credit, the Bank adds its own unqualified assurance that the issuing bank will pay and that if the issuing bank does not honor drafts drawn on the letter of credit, the Bank will. The Bank provides stand-by letters of credit and guarantees, which are issued on behalf of institutional clients in connection with financing between its clients and third parties. The Bank applies the same credit policies used in its lending process, and once issued the commitment is irrevocable and remains valid until its expiration. Credit risk arises from the Bank's obligation to make payment in the event of a client’s contractual default to a third party. Risks associated with stand-by letters of credit and guarantees are included in the evaluation of the Bank’s overall credit risk.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to clients. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.

The allowances for credit losses related to loans commitments and financial guarantees contracts are as follows:

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2016	1,143	4,633	-	5,776
Transfer to lifetime expected credit losses	(1)	1	-	-
Transfer to credit-impaired instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	(54)	853	-	799
Instruments that have been derecognized during the year	(971)	-	-	(971)
Changes due to instruments recognized as of December 31, 2016:	(1,026)	854	-	(172)
New instruments originated or purchased	1,241	-	-	1,241
Allowance for expected credit losses as of December 31, 2017	1,358	5,487	-	6,845

	Stage 1 (1)	Stage 2 (2)	Stage 3 (3)	Total
Allowance for expected credit losses as of December 31, 2015	2,914	2,510	-	5,424
Transfer to lifetime expected credit losses	(646)	693	-	47
Transfer to credit-impaired instruments	-	-	-	-
Transfer to 12-month expected credit losses	-	-	-	-
Net effect of changes in reserve for expected credit loss	(748)	1,756	-	1,008
Instruments that have been derecognized during the year	(2,631)	(326)	-	(2,957)
Changes due to instruments recognized as of December 31, 2015:	(4,025)	2,123	-	(1,902)
New instruments originated or purchased	2,254	-	-	2,254
Allowance for expected credit losses as of December 31, 2016	1,143	4,633	-	5,776

(1)	12-month expected credit losses.
(2)	Lifetime expected credit losses.
(3)	Credit-impaired financial assets (lifetime expected credit losses).

The reserve for expected credit losses on loans commitments and financial guarantees contracts reflects the Bank’s Management estimate of expected credit losses items such as: confirmed letters of credit, stand-by letters of credit, guarantees and credit commitments.